Acquisitions (Tables)	12 Months Ended
Dec. 31, 2020
2019 Merger Agreement with Oncotelic, Inc [Member]
Schedule of Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the allocation of the purchase price to the fair values of the assets acquired and liabilities assumed as of the transaction date:

Cash	$182,883
Prepaid expense	56,175
Accounts payable and other current liabilities assumed	(1,391,302)
Net liability acquired	(1,152,244)
Goodwill (a.)	4,879,999
Total purchase price (b.)	$3,727,755

a. The primary items that generate goodwill include the value of the synergies between the acquired company and Oncotelic, Inc. and the acquired assembled workforce, neither of which qualifies for recognition as an intangible asset.

Goodwill is the excess of the purchase price over the fair value of the underlying net tangible and identifiable intangible assets. In accordance with applicable accounting standards, goodwill is not amortized but instead is tested for impairment at least annually or more frequently if certain indicators are present. Goodwill and intangibles is not deductible for tax purposes. The Company has considered the valuation as a preliminary allocation of assets and liabilities and may adjust such estimates in the future, if deemed material.

b. The total purchase price of $3,727,755 represents the consideration transferred from the Company in the Merger and was calculated based on the number of shares of Common Stock outstanding at the date of the Merger.

2019 PointR Merger Agreement [Member]
Schedule of Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the allocation of the purchase price to the fair values of the assets acquired and liabilities assumed as of the transaction date:

Assets and Liabilities Acquired:
Cash	$6,403

Fixed Assets	56,792

Other assets assumed (excluding cash and fixed assets)	260,905
In-process research and development	1,377,200
Liabilities assumed	(17,964)
Net assets acquired	1,683,336
Goodwill	16,182,456
Purchase price	$17,865,792